Siebert Williams Shank Shares [Member] Expense Example - Siebert Williams Shank Shares [Member] - ULTRA-SHORT FIXED INCOME FUND - C000232975 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	160
Expense Example, with Redemption, 10 Years	$ 365